Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2020
Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company
Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands)

	As of December 31,
	2019	2020
ASSETS
Current assets:

Cash	$40	$3,005
Total current assets	40	3,005
Investment in subsidiaries	899	—
TOTAL ASSETS	$939	$3,005
LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses	1,211	711
Amounts due to subsidiaries	1,684	—
Amounts due to related parties	2,614	—
Warrant liabilites	—	1,690
Total current liabilities	5,509	2,401
Non-current liabilities:
Deficit of investment in subsidiaries	—	659
Total non-current liabilities	—	—
TOTAL LIABILITIES	$5,509	$3,060

Deficit:
Ordinary shares	$5	$6
Additional paid-in capital	186,450	196,335
Accumulated deficit	(188,185)	(193,488)
Accumulated other comprehensive income (loss)	(2,840)	(2,908)
Total deficit	(4,570)	(55)
TOTAL LIABILITIES AND DEFICIT	$939	$3,005

STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(U.S. dollars in thousands)

	Years ended December 31,
	2018	2019	2020
Selling and marketing	$(1,504)	$—	$—
Research and development	(107)	—	—
General and administrative	(11,505)	(371)	(3,745)
Total operating expenses	(13,116)	(371)	(3,745)
Equity in loss of subsidiaries and variable interest entities	(76,099)	(45,745)	(899)
Net loss	$(89,215)	$(46,116)	$(4,644)
Other comprehensive income (loss), net of tax:
Foreign currency translation	404	(4,222)	(68)
Other comprehensive income (loss)	$404	$(4,222)	$(68)
Comprehensive loss	$(88,811)	$(50,338)	$(4,712)

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2018	2019	2020
Cash flows from operating activities:
Net loss	$(89,215)	$(46,116)	$(5,302)
Equity in loss of subsidiaries and variable interest entities	76,099	45,745	899
Share-based compensation	11,436	—	3,362
Changes in operating assets and liabilities:
Amounts due from/to related parties	173	(20,980)	—
Accrued expenses and other payables	581	(292)	2,347
Prepaid expenses and other current assets	—	123	—
Net cash used in operating activities	(926)	(21,520)	1,306
Cash flows from investing activities:
Repayment of investment in subsidiaries	—	1,586	(2,340)
Net cash provided by investing activities	—	1,586	(2,340)
Cash flows from financing activities:
Proceeds from borrowings	500	—	—
Repayment of borrowings	(500)	—	—
Proceeds of advances from related parties	950	—	—
Repayment of advances from related parties	—	(1,050)	—
Proceeds from convertible loans	—	21,000	—
Proceeds from preferred shares	—	—	3,000
Proceeds from investors	—	—	1,000
Net cash provided by financing activities	950	19,950	4,000
Net increase in cash	24	16	2,965
Cash at beginning of year	—	24	40
Effect of exchange rate changes	—	—	—
Cash at end of year	$24	$40	$3,005

1. BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE.

On April 30, 2019, KAH consummated the SPAC Transaction pursuant to the Share Exchange Agreement, where KAH acquired 100% of the issued and outstanding ordinary shares of KAG. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by KAG for the net monetary assets of KAH, accompanied by a recapitalization. KAG is determined as the predecessor and the historical financial statements of KAG became KAH’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. As such, the historical consolidated comparative information as of and for the year ended December 31, 2018 in this Schedule I relates to KAG. The par value of ordinary shares was adjusted retrospectively from $16 to $2, the subscription receivable was adjusted retrospectively from negative $16 to $nil, and the difference of $2 was adjusted retrospectively as in addition paid-in capital as of December 31, 2018. Subsequent to April 30, 2019, the information relates to the KAH, with KAH as the accounting acquire in the reverse recapitalization.

2. INVESTMENTS IN SUBSIDIARIES, VIEs AND VIEs’ SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs’ subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs’ subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIEs and VIEs’ subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying Parent Company financial statements. Ordinarily, under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.